Summary Prospectus January 27, 2023

As revised October 30, 2023

TSW Large Cap Value Fund

Class	/ Ticker	Institutional Shares	TSWEX	Advisor Shares	(Not currently offered)	Investor Shares	(Not currently offered)	Class Z Shares	(Not currently offered)

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated January 27, 2023, as revised from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to https://www.johcm.com/us/how-to-invest/222/prospectus-sai, call 866-260-9549 (toll free) or 312-557-5913, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling toll-free 866-260-9549 or 312-557-5913. If you own your shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by calling toll-free 866-260-9549 or 312-557-5913 or by contacting your financial intermediary.

Investment Objective

The TSW Large Cap Value Fund (the “Fund”) seeks maximum long-term total return, consistent with reasonable risk to principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)

	Institutional Shares	Advisor Shares	Investor Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Management Fee	0.58%		0.58%		0.58%		0.58%
Distribution (Rule 12b-1) Fees	None		0.10%		0.25%		None
Other Expenses[1]	0.27%		0.27%		0.27%		0.27%
Acquired Fund Fees and Expenses[2]	0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses	0.87%		0.97%		1.12%		0.87%
Fee Waivers and Reimbursements[3]	(0.12%	)	(0.12%	)	(0.12%	)	(0.12%	)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.75%		0.85%		1.00%		0.75%
[1]	Restated to reflect current expenses.
[2]	Expenses associated with investments in underlying investment companies are excluded from the contractual expense limitation.
[3]

JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.73%, 0.83%, 0.98% and 0.73% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until January 28, 2024. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed 0.73%, 0.83%, 0.98%, and 0.73% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, due to certain excluded expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example and for the first year of the 3, 5 and 10 year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$77	$266	$470	$1,061
Advisor Shares	$87	$297	$525	$1,179
Investor Shares	$102	$344	$605	$1,352
Class Z Shares	$77	$266	$470	$1,061

Summary Prospectus	January 27, 2023 As revised October 30, 2023	JOHCM Funds

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rates excludes securities received or delivered from in-kind fund share transactions. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses above, can adversely affect the Fund’s investment performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 46.37% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with large market capitalizations. The Fund will invest primarily in a diversified portfolio of common stocks. Although the Fund will primarily draw its holdings from larger, more seasoned or established companies, it may also invest in companies of varying size as measured by assets, sales or market capitalization. The Fund may invest up to 20% of its total assets in American Depositary Receipts (“ADRs”).

The Fund utilizes a bottom-up, business-focused approach based on study of individual companies and the competitive dynamics of their respective industries. Pursuant to a value investing philosophy, the Fund seeks to invest in securities the portfolio managers believe provide a discount (or “margin of safety”) between a security’s price and what the portfolio managers believe to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). The portfolio managers intend, under normal circumstances, to have approximately 30-70 equity securities in the Fund’s portfolio.

In seeking stocks whose share are underpriced relative to their intrinsic value, the portfolio managers first narrow the investment universe using quantitative tools linked to a variety of relative value assessments (including cash flow, earnings and share price). The portfolio managers then combine fundamental research and qualitative analysis to make individual security selections. The portfolio managers seek to invest in the best risk-reward candidates within the investment universe, companies that they believe remain undervalued despite having attractive fundamentals. The portfolio managers also assess a company’s future cash flows, catalysts that may reduce the gap between share price and intrinsic value within the next several years, and other potential impacts on expected returns.

The Fund may invest in real estate investment trusts (“REITs”). Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may do so at any time.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Derivatives Risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Long-Term Investment Strategy Risk. The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.

Management Risk. The Adviser or Subadviser’s judgments about the attractiveness, value and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the

Summary Prospectus	January 27, 2023 As revised October 30, 2023	JOHCM Funds

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selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT investments.

Performance Information

The Fund commenced operations upon the reorganization of the Predecessor Fund into the Fund on December 6, 2021. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

Best quarter:	04/01/2020 – 06/30/2020	16.42%
Worst quarter:	01/01/2020 – 03/31/2020	(23.26%)

*	The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2022 was 12.12%.

Average Annual Total Returns for the Periods Ended December 31, 2022

	1 Year		5 Years	10 Years	Since Inception
Institutional Shares – Before Taxes	0.91%		10.06%	10.94%	7.84%
Institutional Shares – After Taxes on Distributions	(1.75%	)	7.48%	8.53%	5.92%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	2.46%		7.49%	8.37%	5.87%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	(7.54%	)	6.67%	10.29%	9.56%

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc (the “Adviser”).

Subadviser

The Fund’s subadviser is Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”).

Portfolio Managers

Bryan F. Durand, CFA

Co-Portfolio Manager, Research Analyst

Length of Service: Since 2019*

Brett P. Hawkins, CFA

Lead Portfolio Manager, Chief Investment Officer

Length of Service: Since 2015*

*	Each Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on December 6, 2021.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional $1,000,000

Advisor No minimum

Investor No minimum

Class Z $10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

JOHCM Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Summary Prospectus	January 27, 2023 As revised October 30, 2023	JOHCM Funds

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.